Provisions	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other, non-income taxes	Other	Total
	€m	€m	€m	€m
Balance at December 31, 2023	12.7	7.6	16.2	36.5
Additional provision in the period	7.4	—	2.8	10.2
Release of provision	(1.6)	(0.2)	(2.3)	(4.1)
Utilization of provision	(10.2)	—	(2.0)	(12.2)
Foreign exchange	—	—	(0.6)	(0.6)
Balance at December 31, 2024	8.3	7.4	14.1	29.8
Additional provision in the period	14.9	—	1.5	16.4
Release of provision	(2.7)	(0.1)	(4.5)	(7.3)
Utilization of provision	(8.3)	—	(1.7)	(10.0)
Foreign exchange	0.1	—	—	0.1
Balance at December 31, 2025	12.3	7.3	9.4	29.0
Analysis of total provisions:			December 31, 2025	December 31, 2024
			€m	€m
Current			27.6	27.1
Non-current			1.4	2.7
Total			29.0	29.8
Restructuring
The €12.3 million (2024: €8.3 million) provision relates to committed plans for certain restructuring activities of exceptional nature which are due to be completed within the next 12 months.
The amounts have been provided based on the latest information available on the likely remaining expenditure required to complete the committed plans.
Provisions relating to other taxes
The €7.3 million (2024: €7.4 million) provision relates to non-income taxes due to tax authorities after tax investigations within certain operating subsidiaries.
Other
Other provisions include €2.7 million (December 31, 2024: €3.0 million) of obligations in Italy, €2.8 million (December 31, 2024: €4.4 million) for asset retirement obligations, €1.5 million (December 31, 2024: €3.2 million) of provisions in the period relate to employer taxes on the Long-term Incentive Plan (see Note 8) which would become payable on the issuance of shares, and other obligations from previous accounting periods.